Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Segment Results Information

The following tables include results for the Company’s four segments for the three and six months ended June 30, 2014 and 2013:

	Shuttle		Liquefied	Conventional
Three Months ended June 30, 2014	Tanker and FSO	FPSO	Gas	Tanker
	Segment	Segment	Segment	Segment	Total
Revenues	142,816	131,155	81,970	96,313	452,254
Voyage expenses	24,890	172	739	7,638	33,439
Vessel operating expenses	46,989	92,436	17,139	45,150	201,714
Time-charter hire expense	4,975	—	—	4,739	9,714
Depreciation and amortization	27,039	38,056	17,888	20,390	103,373
General and administrative(1)	8,005	15,524	6,294	7,122	36,945
Loan loss recoveries	—	(2,521)	—	—	(2,521)
Gain on sale of vessels and equipment	—	—	—	(9,615)	(9,615)
Restructuring charges	(820)	—	—	576	(244)

Income (loss) from vessel operations	31,738	(12,512)	39,910	20,313	79,449

	Shuttle		Liquefied	Conventional
Three Months ended June 30, 2013	Tanker and FSO	FPSO	Gas	Tanker
	Segment	Segment	Segment	Segment	Total
Revenues	140,062	122,560	70,983	97,102	430,707
Voyage expenses	22,275	—	487	3,392	26,154
Vessel operating expenses	43,472	84,054	15,164	53,288	195,978
Time-charter hire expense	14,110	—	—	12,434	26,544
Depreciation and amortization	29,093	39,285	18,328	23,063	109,769
General and administrative(1)	9,324	11,760	5,314	8,997	35,395
Loan loss provisions	—	—	—	7,042	7,042
Gain on sale of vessels and equipment	—	(1,338)	—	(3)	(1,341)
Restructuring charges	1,043	—	—	746	1,789

Income (loss) from vessel operations	20,745	(11,201)	31,690	(11,857)	29,377

	Shuttle		Liquefied	Conventional
Six Months ended June 30, 2014	Tanker and FSO	FPSO	Gas	Tanker
	Segment	Segment	Segment	Segment	Total
Revenues	304,028	273,674	163,393	217,653	958,748
Voyage expenses	56,619	172	1,572	10,088	68,451
Vessel operating expenses	93,007	185,940	33,650	90,303	402,900
Time-charter hire expense	16,387	—	—	9,619	26,006
Depreciation and amortization	54,376	75,868	36,001	40,586	206,831
General and administrative(1)	17,382	30,865	13,494	13,082	74,823
Loan loss recoveries	—	(2,521)	—	—	(2,521)
Gain on sale of vessels and equipment	—	—	—	(9,453)	(9,453)
Restructuring charges	(268)	—	—	663	395

Income (loss) from vessel operations	66,525	(16,650)	78,676	62,765	191,316

	Shuttle		Liquefied	Conventional
Six Months ended June 30, 2013	Tanker and FSO	FPSO	Gas	Tanker
	Segment	Segment	Segment	Segment	Total
Revenues	278,715	263,489	141,984	197,556	881,744
Voyage expenses	44,084	—	491	7,894	52,469
Vessel operating expenses	88,379	161,438	30,260	103,365	383,442
Time-charter hire expense	28,887	—	—	25,109	53,996
Depreciation and amortization	56,789	73,317	35,619	46,538	212,263
General and administrative(1)	19,828	24,121	11,510	19,207	74,666
Loan loss provisions	—	—	—	10,207	10,207
(Gain) loss on sale of vessels and equipment	—	(1,338)	—	29	(1,309)
Restructuring charges	1,630	—	—	2,213	3,843

Income (loss) from vessel operations	39,118	5,951	64,104	(17,006)	92,167

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	June 30, 2014	December 31, 2013
	$	$
Shuttle tanker and FSO segment	1,940,146	1,947,905
FPSO segment	3,340,920	2,836,998
Liquefied gas segment	3,699,293	3,616,044
Conventional tanker segment	1,576,691	1,874,101
Cash	748,900	614,660
Accounts receivable and other assets	749,761	665,993

Consolidated total assets	12,055,711	11,555,701